Share Capital - Schedule of Authorized Share Capital (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
		Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Equity
Opening balance					22,491,000		19,841,000
Opening balance, value					$ 114,840		$ 106,786
Shares issued on exercise of stock options					261,000		10,000
Shares issued on exercise of stock options, value					$ 602		$ 38
Shares issued on exercise of RSUs and DSUs					382,000		40,000
Shares issued on exercise of RSUs and DSUs, value					$ 1,627		$ 245
Shares issued on exercise of warrants					2,000		370,000
Shares issued on exercise of warrants, value					$ 8		$ 699
Shares issued from bought deal	[1]						2,185,000
Shares issued from bought deal, value	[1]						$ 6,903
Shares issued on acquisition of Otis Gold Corp	[2]				8,131,000
Shares issued on acquisition of Otis Gold Corp, value	[2]				$ 16,370
Shares issued as part of Credit Facility	[3]				107,000
Shares issued as part of Credit Facility, value	[3]				$ 180
Shares issued to settle payables		670,974	670,974		671,000	[4]
Shares issued to settle payables, value	[4]				$ 1,738
Value of shares issued in asset acquisition	[5]				66,000		45,000
Value of shares issued in asset acquisition, value	[5]				$ 246		$ 169
Shares issued to settle interest on convertible debentures	[6]				228,000
Shares issued to settle interest on convertible debentures, value				$ 588	$ 588	[6]
Ending balance				32,339,000	32,339,000		22,491,000
Ending balance, value				$ 136,199	$ 136,199		$ 114,840

[1]	On August 27, 2019 the Company completed a public equity financing (the "2019 Bought Deal") of 2,185,000 units ("2019 Public Units") at a price of C$5.30 per Public Unit for gross proceeds of C$11,581 (the "2019 Offering"). Each 2019 Public Unit comprised one common share and one half-warrant ("$7.00 Warrant") with each whole warrant entitling the holder to acquire a common share at a price of C$7.00 for a period of two years ending August 27, 2021. The Company issued 1,092,500 $7.00 warrants. Broker and underwriting fees of C$800 were paid in respect of the 2019 Bought Deal.The net proceeds of C$10,510 ($8,000) after transaction costs, were allocated proportionally between the fair values of the common shares and the $7.00 Warrants.
[2]	On April 22, 2020, the Company completed the Otis Transaction (Note 5). Otis shareholders received 0.23 of a common share for each Otis common share held (the "Exchange Ratio"), resulting in the issuance of 8,130,630 common shares valued at the market price of C$2.85 per common share.
[3]	On March 16, 2020, the Company closed the Credit Facility (Note 14). In consideration for the Facility, Excellon issued 107,291 common shares to Sprott Lending.
[4]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the shares issued and the carrying amount of the payables settled.
[5]	On September 24, 2019, the Company announced the Globex Agreement. The first issuance of 45,367 common shares (valued at C$225) and the first cash payment (C$100) were made on the effective date of the option agreement and recorded as an addition to mineral rights. On September 21, 2020, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights (Note 11).
[6]	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 16) in common shares valued at C$754 ($588).